Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Large Core Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.8%
Apparel — 2.4%
LVMH Moet Hennessy Louis Vuitton S.E., ADR	10,849	$1,639,392
NIKE, Inc., Class B	9,079	868,134
		2,507,526
Auto Manufacturers — 2.2%
Ferrari N.V.	7,840	2,317,034
Beverages — 2.6%
The Coca-Cola Co.	49,655	2,779,687
Commercial Services — 9.9%
CoStar Group, Inc.*	49,113	3,776,299
Equifax, Inc.	10,002	1,832,166
S&P Global, Inc.	7,669	2,802,329
TransUnion	13,892	997,307
Verisk Analytics, Inc.	4,457	1,052,922
		10,461,023
Computers — 7.1%
Apple, Inc.	43,532	7,453,114
Diversified Financial Services — 8.8%
Intercontinental Exchange, Inc.	26,182	2,880,544
Mastercard, Inc., Class A	2,585	1,023,427
Visa, Inc., Class A	23,330	5,366,133
		9,270,104
Environmental Control — 1.6%
Waste Connections, Inc.	12,806	1,719,846
Healthcare Products — 6.2%
Danaher Corp.	13,040	3,235,224
Intuitive Surgical, Inc.*	5,457	1,595,027
The Cooper Cos., Inc.	5,343	1,699,127
		6,529,378
Healthcare Services — 4.3%
UnitedHealth Group, Inc.	8,926	4,500,400
Internet — 17.4%
Alphabet, Inc., Class A*	48,002	6,281,542
Alphabet, Inc., Class C*	7,704	1,015,772
Amazon.com, Inc.*	41,807	5,314,506
Booking Holdings, Inc.*	467	1,440,204
VeriSign, Inc.*	21,243	4,302,345
		18,354,369
Pharmaceuticals — 1.1%
Zoetis, Inc.	6,620	1,151,748
Retail — 0.7%
The Home Depot, Inc.	2,566	775,342
Semiconductors — 4.8%
NVIDIA Corp.	11,537	5,018,480
Software — 25.3%
Adobe, Inc.*	4,149	2,115,575
	Number of Shares	Value†

Software — (continued)
Autodesk, Inc.*	6,952	$1,438,438
Broadridge Financial Solutions, Inc.	10,795	1,932,845
Electronic Arts, Inc.	20,217	2,434,127
Intuit, Inc.	6,509	3,325,708
Microsoft Corp.	39,078	12,338,879
Salesforce, Inc.*	9,243	1,874,296
Veeva Systems, Inc., Class A*	6,334	1,288,652
		26,748,520
Telecommunications — 3.5%
Motorola Solutions, Inc.	13,677	3,723,426
Transportation — 1.9%
J.B. Hunt Transport Services, Inc.	10,126	1,908,954
Union Pacific Corp.	734	149,464
		2,058,418
TOTAL COMMON STOCKS (Cost $100,833,617)		105,368,415

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%) (Cost $275,417)	275,417	275,417
TOTAL INVESTMENTS — 100.1% (Cost $101,109,034)		$105,643,832
Other Assets & Liabilities — (0.1)%		(79,395)
TOTAL NET ASSETS — 100.0%		$105,564,437

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
S.E.— Societas Europaea.

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